                            STAGECOACH FUNDS, INC.
                  MONEY MARKET MUTUAL FUND - CLASS S SHARES

                      SUPPLEMENT DATED NOVEMBER 20, 1995
                       TO PROSPECTUS DATED MAY 24, 1995

        This Supplement applies only to investors resident in Ohio who purchase shares of the Money Market Mutual Fund -- Class S Shares:

                The prospectus for the Fund does not comply with Ohio Administrative Code 1301:6-3-09(E)(12), which relates to the limitation on the Fund's investments in restricted securities, thereby distinguishing the Fund from an open-end investment company that meets all of the requirements of paragraphs (E) or (F)(3) of Section 1301:6-3-09 of the Ohio Administrative Code. In accord with Ohio Administrative Code Section 1301:6-3-09(G) and as long as the Fund's shares are registered for sale to investors resident in Ohio, the Fund will be permitted to invest more than fifteen percent (15%), but will not invest more than forty-five percent (45%), of its total assets in the "securities of issuers...which are restricted as to disposition" in so far as the Ohio Administrative Code requires this limitation.

                             STAGECOACH FUNDS, INC.
                   MONEY MARKET MUTUAL FUND - CLASS A SHARES
                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                       SUPPLEMENT DATED NOVEMBER 20, 1995
                        TO PROSPECTUS DATED MAY 1, 1995
               AS SUPPLEMENTED ON AUGUST 24 AND OCTOBER 18, 1995

       This Supplement applies only to investors resident in Ohio who purchase shares of the Money Market Mutual Fund -- Class A Shares:

               The prospectus for the Fund does not comply with Ohio Administrative Code 1301:6-3-09(E)(12), which relates to the limitation on the Fund's investments in restricted securities, thereby distinguishing the Fund from an open-end investment company that meets all of the requirements of paragraphs (E) or (F)(3) of Section 1301:6-3-09 of the Ohio Administrative Code. In accord with Ohio Administrative Code Section 1301:6-3-09(G) and as long as the Fund's shares are registered for sale to investors resident in Ohio, the Fund will be permitted to invest more than fifteen percent (15%), but will not invest more than forty-five percent (45%), of its total assets in the "securities of issuers...which are restricted as to dispostion" in so far as the Ohio Administrative Code requires this limitation.